Net (Loss) Income Per Share (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares
Numerator:
Net (loss) income attributable to ordinary shareholders		$ (50,026)	$ (1,633)	$ 14,829	$ (11,444)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	[1]	7,936,940	7,936,940	7,936,940	7,936,940
Basic and diluted net (loss) income per share attributable to ordinary shareholders | (per share)		$ (6.3)	$ (0.21)	$ 1.87	$ (1.44)

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)